Convertible Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Balance
Proceeds from issuance of convertible loans		$ 5,164	$ 1,234
Less: conversion component of convertible loans		613	125
Interest accretion		(584)	(746)
Balance
Convertible loans [member]
IfrsStatementLineItems [Line Items]
Balance		1,452
Proceeds from issuance of convertible loans		5,164
Conversion of convertible loan to shares		(5,863)
Repayment in cash		(200)
Less: conversion component of convertible loans		(589)
Less: finders fee	$ 500	(477)
Interest accrued		296
Issuance of shares for interest payment		(296)
Interest accretion		513
Balance			$ 1,452